Income/(loss) per share	9 Months Ended
Sep. 30, 2025
Income/(loss) per share
Income/(loss) per share

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

11.Income/(loss) per share

Basic income/(loss) per share is calculated by dividing the income/(loss) for the period attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the period.

Diluted income/(loss) per share is calculated by dividing the income/(loss) for the period attributable to owners of the Company by the weighted average number of ordinary shares outstanding during the period plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The reported basic and diluted income/(loss) per share were as follows:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$	$	$	$

Basic	0.45	(0.61)	0.66	(5.64)
Diluted	0.44	(0.61)	0.64	(5.64)

The following tables set out the data used in the basic and diluted income/(loss) per share calculations:

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Income/(loss) for the period	147.4	(205.7)	210.4	(1,887.3)
Exclude: loss for the period attributable to non-controlling interests	(3.6)	(1.6)	(9.1)	(8.7)
Income/(loss) for the period attributable to owners of the Company	151.0	(204.1)	219.5	(1,878.6)

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2025	2024	2025	2024
	'000	'000	'000	'000

Weighted average number of ordinary shares outstanding	335,521	333,151	334,886	332,948
Weighted average number of potential ordinary shares	7,258	2,880	6,325	1,628

Potential ordinary shares relate to options granted under the Group’s share-based compensation schemes. Under IAS 33 Earnings per Share (“IAS 33”), potential ordinary shares are treated as dilutive when, and only when, their conversion into ordinary shares would decrease earnings per share or increase loss per share from continuing operations. For the three and nine months ended September 30, 2024, the Group reported a loss and accordingly there were no potential ordinary shares which were dilutive.